SUMMARY OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Sep. 30, 2023	Mar. 03, 2023	Dec. 31, 2022
Trade Payables And Accrued Liabilities
Amounts due to related parties (note 11)	$ 256,554	$ 2,067,180	$ 43,235
Trade payables	2,014,674		3,660,519
Accrued liabilities	876,889		321,962
Trade payables and accrued liabilities	$ 3,148,177		$ 4,025,716